Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	0000202032
Amendment Flag	false
Document Creation Date	Jun 28, 2013
Document Effective Date	Jun 28, 2013
Prospectus Date	Apr 29, 2013

Statutory Prospectus Supplement dated June 28, 2013

This supplement supercedes and replaces in its entirety the supplement dated May 10, 2013.

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Global Quantitative Core Fund

Effective July 31, 2013, Invesco Global Quantitative Core Fund will change its name to Invesco Global Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
Invesco Global Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Investment Objective(s)”:

“The Fund’s investment objective is income and long-term growth of capital.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.

The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”

Effective July 31, 2013, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Year	Years

Class A shares: Inception (9/15/1997)
Return Before Taxes	7.07%	-3.44%	6.75%
Return After Taxes on Distributions	6.70	-3.87	5.60
Return After Taxes on Distributions and Sale of Fund Shares	5.09	-2.99	5.63
Class B shares: Inception (9/15/1997)	7.53	-3.41	6.78

Class C shares: Inception (1/2/1998)	11.44	-3.07	6.61
Class R shares[1]: Inception (10/31/2005)	13.01	-2.58	7.12

Class Y shares[2]: Inception (10/3/2008)	13.55	-2.15	7.46
MSCI World IndexSM(reflects no deduction for fees, expenses or taxes)	15.83	-1.18	7.51
Lipper Global Equity Income Funds Index[3]	11.84	—	—

Lipper Global Multi-Cap Core Funds Index[3]	16.19	0.87	8.37

[1]	Class R shares’ performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

[2]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

[3]	The Fund has elected to use the Lipper Global Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Global Multi-Cap Core Funds Index because the Lipper Global Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Statutory Prospectus Supplement dated June 28, 2013

This supplement supercedes and replaces in its entirety the supplement dated May 10, 2013.

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Global Quantitative Core Fund

Effective July 31, 2013, Invesco Global Quantitative Core Fund will change its name to Invesco Global Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
Invesco Global Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Investment Objective(s)”:

“The Fund’s investment objective is income and long-term growth of capital.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Principal Investment Strategies of the Fund”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.

The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”

Effective July 31, 2013, the following information is added underneath the last risk appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Principal Risks of Investing in the Fund”:

“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Year	Years

Class R5 shares[1]: Inception (4/30/2004)
Return Before Taxes	13.96%	-1.75%	7.87%
Return After Taxes on Distributions	13.45	-2.27	6.59
Return After Taxes on Distributions and Sale of Fund Shares	9.74	-1.60	6.56

MSCI World IndexSM(reflects no deduction for fees, expenses or taxes)	15.83	-1.18	7.51

Lipper Global Equity Income Funds Index[2]	11.84	—	—
Lipper Global Multi-Cap Core Funds Index[2]	16.19	0.87	8.37

[1]	Class R5 shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Class A shares is September 15, 1997.

[2]	The Fund has elected to use the Lipper Global Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Global Multi-Cap Core Funds Index because the Lipper Global Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Supplement [Text Block]	aimgs1_SupplementTextBlock	Statutory Prospectus Supplement dated June 28, 2013

This supplement supercedes and replaces in its entirety the supplement dated May 10, 2013.

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Global Quantitative Core Fund

Effective July 31, 2013, Invesco Global Quantitative Core Fund will change its name to Invesco Global Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
Invesco Global Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Investment Objective(s)”:

“The Fund’s investment objective is income and long-term growth of capital.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.

The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”

Effective July 31, 2013, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Year	Years

Class A shares: Inception (9/15/1997)
Return Before Taxes	7.07%	-3.44%	6.75%
Return After Taxes on Distributions	6.70	-3.87	5.60
Return After Taxes on Distributions and Sale of Fund Shares	5.09	-2.99	5.63
Class B shares: Inception (9/15/1997)	7.53	-3.41	6.78

Class C shares: Inception (1/2/1998)	11.44	-3.07	6.61
Class R shares[1]: Inception (10/31/2005)	13.01	-2.58	7.12

Class Y shares[2]: Inception (10/3/2008)	13.55	-2.15	7.46
MSCI World IndexSM(reflects no deduction for fees, expenses or taxes)	15.83	-1.18	7.51
Lipper Global Equity Income Funds Index[3]	11.84	—	—

Lipper Global Multi-Cap Core Funds Index[3]	16.19	0.87	8.37

[1]	Class R shares’ performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

[2]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

[3]	The Fund has elected to use the Lipper Global Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Global Multi-Cap Core Funds Index because the Lipper Global Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Statutory Prospectus Supplement dated June 28, 2013

This supplement supercedes and replaces in its entirety the supplement dated May 10, 2013.

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Global Quantitative Core Fund

Effective July 31, 2013, Invesco Global Quantitative Core Fund will change its name to Invesco Global Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
Invesco Global Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Investment Objective(s)”:

“The Fund’s investment objective is income and long-term growth of capital.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Principal Investment Strategies of the Fund”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.

The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”

Effective July 31, 2013, the following information is added underneath the last risk appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Principal Risks of Investing in the Fund”:

“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Year	Years

Class R5 shares[1]: Inception (4/30/2004)
Return Before Taxes	13.96%	-1.75%	7.87%
Return After Taxes on Distributions	13.45	-2.27	6.59
Return After Taxes on Distributions and Sale of Fund Shares	9.74	-1.60	6.56

MSCI World IndexSM(reflects no deduction for fees, expenses or taxes)	15.83	-1.18	7.51

Lipper Global Equity Income Funds Index[2]	11.84	—	—
Lipper Global Multi-Cap Core Funds Index[2]	16.19	0.87	8.37

[1]	Class R5 shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Class A shares is September 15, 1997.

[2]	The Fund has elected to use the Lipper Global Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Global Multi-Cap Core Funds Index because the Lipper Global Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”

Class A B C R and Y Prospectus | INVESCO Global Quantitative Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs1_SupplementTextBlock	Statutory Prospectus Supplement dated June 28, 2013

This supplement supercedes and replaces in its entirety the supplement dated May 10, 2013.

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Global Quantitative Core Fund

Effective July 31, 2013, Invesco Global Quantitative Core Fund will change its name to Invesco Global Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
Invesco Global Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Investment Objective(s)”:

“The Fund’s investment objective is income and long-term growth of capital.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.

The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”

Effective July 31, 2013, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Year	Years

Class A shares: Inception (9/15/1997)
Return Before Taxes	7.07%	-3.44%	6.75%
Return After Taxes on Distributions	6.70	-3.87	5.60
Return After Taxes on Distributions and Sale of Fund Shares	5.09	-2.99	5.63
Class B shares: Inception (9/15/1997)	7.53	-3.41	6.78

Class C shares: Inception (1/2/1998)	11.44	-3.07	6.61
Class R shares[1]: Inception (10/31/2005)	13.01	-2.58	7.12

Class Y shares[2]: Inception (10/3/2008)	13.55	-2.15	7.46
MSCI World IndexSM(reflects no deduction for fees, expenses or taxes)	15.83	-1.18	7.51
Lipper Global Equity Income Funds Index[3]	11.84	—	—

Lipper Global Multi-Cap Core Funds Index[3]	16.19	0.87	8.37

[1]	Class R shares’ performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

[2]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

[3]	The Fund has elected to use the Lipper Global Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Global Multi-Cap Core Funds Index because the Lipper Global Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Class R5 Prospectus | INVESCO Global Quantitative Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs1_SupplementTextBlock	Statutory Prospectus Supplement dated June 28, 2013

This supplement supercedes and replaces in its entirety the supplement dated May 10, 2013.

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Global Quantitative Core Fund

Effective July 31, 2013, Invesco Global Quantitative Core Fund will change its name to Invesco Global Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
Invesco Global Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Investment Objective(s)”:

“The Fund’s investment objective is income and long-term growth of capital.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Principal Investment Strategies of the Fund”:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.

The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”

Effective July 31, 2013, the following information is added underneath the last risk appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Principal Risks of Investing in the Fund”:

“Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.”

Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Quantitative Core Fund — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Year	Years

Class R5 shares[1]: Inception (4/30/2004)
Return Before Taxes	13.96%	-1.75%	7.87%
Return After Taxes on Distributions	13.45	-2.27	6.59
Return After Taxes on Distributions and Sale of Fund Shares	9.74	-1.60	6.56

MSCI World IndexSM(reflects no deduction for fees, expenses or taxes)	15.83	-1.18	7.51

Lipper Global Equity Income Funds Index[2]	11.84	—	—
Lipper Global Multi-Cap Core Funds Index[2]	16.19	0.87	8.37

[1]	Class R5 shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Class A shares is September 15, 1997.

[2]	The Fund has elected to use the Lipper Global Equity Income Funds Index to represent its peer group benchmark rather than the Lipper Global Multi-Cap Core Funds Index because the Lipper Global Equity Income Funds Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2013